Personnel Expenses (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Personnel Expenses [Abstract]
Summary of Personnel Expense

	For the year ended March 31
Particulars	2019	2020	2021
Wages, salaries and other employees benefits	66,358	78,988	64,387
Contributions to defined contribution plans	3,068	3,890	2,994
Expenses related to defined benefit plans (refer note 33)	1,122	1,598	1,194
Equity-settled share based payment (refer note 34)	39,745	41,487	35,589
Employee welfare expenses	3,274	3,873	1,497
Total	113,567	129,836	105,661